Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (85,070)	$ (1,967,256)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization (includes $128,935 and $511,588 from discontinued operations, respectively)	3,089,088	4,699,640
Loss on disposal of equipment	5,739	119,023
Realized gain on sale of marketable securities	(24,653)	0
Deferred income taxes	73,116	(1,132,597)
Stock-based compensation	279,362	576,498
Issuance of warrants	0	46,353
Common stock issued to consultant for services	50,000	0
Bad debt expense (recoveries)	57,957	(84,691)
Changes in operating assets and liabilities
Accounts receivable	(3,344,045)	(319,232)
Income taxes receivable	0	634,941
Inventories	276,329	(248,905)
Prepaids and other current assets	(208,729)	(277,769)
Other non-current assets	(566,121)	6,767
Accounts payable and accrued expenses	631,098	888,333
Deferred rent payable	(1,184)	22,044
Net cash provided from operating activities	232,887	2,963,149
INVESTING ACTIVITIES
Purchases of property and equipment	(3,814,431)	(5,273,646)
Proceeds from sale and disposal of equipment	1,154,180	257,557
Sales of available-for-sale securities	180,208	0
Net cash used in investing activities	(2,480,043)	(5,016,089)
FINANCING ACTIVITIES
Proceeds from issuance of common stock	1,994,800	0
Net line of credit (repayments) borrowings	(112,175)	1,213,227
Proceeds from issuance of long-term debt	11,968,882	1,737,500
Repayment of long-term debt	(11,487,729)	(2,118,589)
Net cash provided from financing activities	2,363,778	832,138
Net Increase (Decrease) in Cash and Cash Equivalents	116,622	(1,220,802)
Cash and Cash Equivalents, Beginning of Period	417,005	1,637,807
Cash and Cash Equivalents, End of Period	533,627	417,005
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	857,330	741,177
Cash paid for income taxes	0	0
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Non-cash commitments entered into for equipment loans	438,025	282,145
Increase (decrease) in fair value of available-for-sale securities	$ 29,415	$ (214,993)
Non-cash conversion of related party subordinated debt into shares of common stock	1,477,760	0